Property, Equipment, and Capitalized Software - Summary of Property, Equipment, and Capitalized Software (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of property and equipment
Property and equipment, gross		$ 755	$ 618
Less: accumulated depreciation and amortization on building and improvements, furniture and equipment		(167)	(129)
Less: accumulated amortization for capitalized software		(195)	(148)
Accumulated depreciation, Total		(362)	(277)
Property, equipment, and capitalized software, net	$ 448	393	341
Land
Summary of property and equipment
Property and equipment, gross		16	15
Building and improvements
Summary of property and equipment
Property and equipment, gross		153	195
Furniture and equipment
Summary of property and equipment
Property and equipment, gross		250	141
Capitalized software
Summary of property and equipment
Property and equipment, gross		$ 336	$ 267